Property and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
15.1 Accounting policies
Property and equipment, including rotable components (replacement parts), are stated at acquisition cost.
Depreciation is calculated according to the estimated economic useful life of each asset using the straight-line method. The estimated economic useful lives, residual values and depreciation methods are reviewed annually and the effects of any changes in estimates are accounted for prospectively.
The carrying amounts of property and equipment items are tested annually to identify any indication of impairment or when facts or changes in circumstances indicate that the carrying amount is greater than the estimated recoverable amount.
An item of property and equipment is derecognized upon its disposal or when no future economic benefits are expected from the continued use of the asset. Any gains or losses arising on the sale or derecognition of an item are determined by the difference between the amount received on the sale and the carrying amount of the asset and are recognized in statements of operations.
The Company receives credits from manufacturers when purchasing certain aircraft and engines, which can be used to pay for maintenance services. These credits are recorded as a reduction of the acquisition cost of the aircraft and related engines.
15.1.1 Sale and leaseback transactions
First, sale and leaseback transactions are analyzed within the scope of IFRS 15 – Revenue from Contracts with Customers, in order to verify whether the performance obligation has been satisfied, and therefore to account for the sale of the asset. If this requirement is not met, it is a financing with the asset given as guarantee.
If the requirements related to the performance obligation set out in IFRS 15 are met, the Company measures a right-of-use asset arising from the sale and leaseback transaction in proportion to the carrying amount of the asset related to the right of use retained by the Company. Accordingly, only the gains or losses related to the rights transferred to the buyer-lessor are recognized.
During the year ended December 31, 2021, the Company carried out a sale and leaseback transaction for two of its own engines. The gain related to this operation corresponds to the amount of R$22,736, recognized in line item “Other costs of services”.
15.1.2 Advance payments for acquisition of aircraft
Advance payments for acquisition of aircraft are recorded in property and equipment, including interest and financial charges incurred during the aircraft manufacturing phase and leasehold improvements. During the year ended December 31, 2021, no advances were made for the acquisition of aircraft.
15.2 Breakdown of property and equipment

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Disposals/ write-offs	Transfers(a)	December 31, 2021

Cost
Aircraft and engines		2,297,661	360,384	(137,293)	(1,521)	2,519,231
Buildings and leasehold improvements		485,247	20,694	(503)	1,240	506,678
Equipment and facilities		181,094	19,169	(1,144)	—	199,119
Other		28,008	1,897	—	—	29,905
Construction in progress		33,630	44,631	(4)	(26,083)	52,174
Advance payments for acquisition of aircraft		91,944	—	—	(6,337)	85,607
		3,117,584	446,775	(138,944)	(32,701)	3,392,714
Depreciation
Aircraft and engines	9%	(624,736)	(200,677)	14,091	—	(811,322)
Buildings and leasehold improvements	9%	(128,761)	(45,791)	460	—	(174,092)
Equipment and facilities	12%	(107,917)	(22,086)	767	—	(129,236)
Other	10%	(19,606)	(2,794)	—	—	(22,400)
		(881,020)	(271,348)	15,318	—	(1,137,050)

Property and equipment		2,236,564	175,427	(123,626)	(32,701)	2,255,664
Impairment(b)		(436,858)	(4,240)	146,608	—	(294,490)
Total property and equipment, net		1,799,706	171,187	22,982	(32,701)	1,961,174

Description	Weighted average rate (p.a.)	December 31, 2019	Business combination - Azul Conecta	Acquisitions	Disposals/write-offs	Contractual modifications	Transfers(a)	December 31, 2020

Cost
Aircraft and engines		2,706,529	97,814	259,986	(689,771)	—	(76,897)	2,297,661
Buildings and leasehold improvements		296,728	—	22,433	(2,104)	(975)	169,165	485,247
Equipment and facilities		176,814	780	21,324	(12,867)	—	(4,957)	181,094
Other		24,297	294	818	—	—	2,599	28,008
Construction in progress		171,839	—	40,464	(4,485)	—	(174,188)	33,630
Advance payments for acquisition of aircraft		84,578	—	20,800	(13,434)	—	—	91,944
		3,460,785	98,888	365,825	(722,661)	(975)	(84,278)	3,117,584
Depreciation
Aircraft and engines	8%	(612,124)	(24,214)	(207,908)	230,855	—	(11,345)	(624,736)
Buildings and leasehold improvements	17%	(78,001)	—	(50,795)	35	—	—	(128,761)
Equipment and facilities	12%	(97,990)	(326)	(21,191)	11,786	—	(196)	(107,917)
Other	11%	(16,654)	(142)	(2,792)	—	—	(18)	(19,606)
		(804,769)	(24,682)	(282,686)	242,676	—	(11,559)	(881,020)
Property and equipment		2,656,016	74,206	83,139	(479,985)	(975)	(95,837)	2,236,564
Impairment(b)		(687,176)	—	—	250,318	—	—	(436,858)
Total property and equipment, net		1,968,840	74,206	83,139	(229,667)	(975)	(95,837)	1,799,706

(a)	The balances of transfers are between the groups of Property and equipment, Right-of-use assets and Intangible assets.
(b)	The reversal of the impairment is due to the result from the use of some aircraft for cargo service and the partial cancellation of the intention to sublease aircraft (Note 1.4).